Summary of Marketable Securities by Asset Type (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 149,864	$ 129,660
Available-for-Sale Securities, Gross Unrealized Gains	8,721	14,645
Available-for-Sale Securities, Gross Unrealized Losses	(3,815)	(1,425)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	154,770	142,880
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	127,189	106,838
Available-for-Sale Securities, Gross Unrealized Gains	8,330	14,223
Available-for-Sale Securities, Gross Unrealized Losses	(3,653)	(1,261)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	131,866	119,800
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	3,722	984
Available-for-Sale Securities, Gross Unrealized Gains	339	669
Available-for-Sale Securities, Gross Unrealized Losses	(85)	(20)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	3,976	1,633
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	34,368	31,071
Available-for-Sale Securities, Gross Unrealized Gains	5,649	8,965
Available-for-Sale Securities, Gross Unrealized Losses	(559)	(132)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	39,458	39,904
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	32,657	30,541
Available-for-Sale Securities, Gross Unrealized Gains	2,114	2,799
Available-for-Sale Securities, Gross Unrealized Losses	(230)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	34,541	33,340
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	56,442	44,242
Available-for-Sale Securities, Gross Unrealized Gains	228	1,790
Available-for-Sale Securities, Gross Unrealized Losses	(2,779)	(1,109)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	53,891	44,923
Fixed maturity
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,675	22,822
Available-for-Sale Securities, Gross Unrealized Gains	391	422
Available-for-Sale Securities, Gross Unrealized Losses	(162)	(164)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,904	23,080
Fixed maturity | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	21,340	21,156
Available-for-Sale Securities, Gross Unrealized Gains	171	152
Available-for-Sale Securities, Gross Unrealized Losses	(162)	(164)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	21,349	21,144
Fixed maturity | Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,218	1,544
Available-for-Sale Securities, Gross Unrealized Gains	171	212
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,389	1,756
Fixed maturity | Foreign bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	36	37
Available-for-Sale Securities, Gross Unrealized Gains	2	3
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	38	40
Fixed maturity | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	81	85
Available-for-Sale Securities, Gross Unrealized Gains	47	55
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 128	$ 140